Stock Option Plans and 401(k) Plan (Details 2) - $ / shares	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Number of Shares
Options outstanding at beginning of period	207,638	212,486	212,486	245,653
Options granted	90,000			19,050
Options exercised
Options forfeited			2,001	3,954
Options expired			2,847	48,263
Options outstanding at end of period	296,738		207,638	212,486
Options exercisable at end of period			199,013	182,775
Weighted Average Exercise Price
Weighted average exercise price, Options outstanding at beginning of period	$ 10.09	$ 10.09	$ 10.09	$ 26.43
Options granted	9.25			$ 10.89
Options exercised
Options forfeited			$ 9.25	$ 27.22
Options expired			10.56	23.94
Weighted average exercise price, Options outstanding at end of period	$ 9.83		10.09	10.09
Weighted average exercise price, Options exercisable at end of period			$ 10.09	10.06
Weighted average grant-date fair value of options granted during the period				$ 8.36